Commitments and Contingencies - Legal Contingencies (Details) $ in Millions	12 Months Ended
Mar. 31, 2019 USD ($)
Loss Contingencies
Range of possible loss	$ 4.0
Loss contingency accrual	2.5
Services Rendered
Loss Contingencies
Damages awarded	4.0
Fraudulent Misrepresentation
Loss Contingencies
Damages awarded	$ 29.0